Retirement plans and postretirement benefits (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Y	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Percentage of increase in salaries based on the final average wages	6.00%
Percentage of equity in GTI	50.00%
Option to remain in defined benefit plan for an additional period, in years	5 years
Defined benefit plan, accumulated benefit obligation	$ 158,600	$ 157,000
Employee retirement age, years | Y	65
Basic contribution to savings plan by employees in percentage	5.00%
Additional basic contribution to savings plan by employees in percentage	45.00%
Pension and other postretirement benefit contributions	$ 1,600	2,500
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	100.00%
U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 109,845	100,905	$ 93,897
U.S. | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	20.00%
U.S. | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	80.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 13,618	$ 11,871	$ 11,293